SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2018
Operating Segments [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
Barrick’s business is organized into eleven individual minesites, one grouping of two minesites, one publicly traded company and one project. Barrick’s Chief Operating Decision Maker (“CODM”), the President, reviews the operating results, assesses performance and makes capital allocation decisions at the minesite, grouping, Company and/or project level. Therefore, each individual minesite, with the exception of Barrick Nevada, Acacia and the Pascua-Lama project are operating segments for financial reporting purposes. Our presentation of our reportable operating segments is four individual gold mines (Pueblo Viejo, Lagunas Norte, Veladero and Turquoise Ridge), Barrick Nevada, Acacia and our Pascua-Lama project. The remaining operating segments, our remaining gold and copper mines, have been grouped into an “other” category and will not be reported on individually. Segment performance is evaluated based on a number of measures including operating income before tax, production levels and unit production costs. Certain costs are managed on a consolidated basis and are therefore not reflected in segment income.

Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2018	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Barrick Nevada	$585	$238	$139	$8	$7	$193
Turquoise Ridge	75	40	7	—	—	28
Pueblo Viejo[2]	297	134	43	4	1	115
Veladero	111	47	34	2	1	27
Lagunas Norte	89	31	11	2	2	43
Acacia[2]	176	95	23	—	25	33
Pascua-Lama	—	—	3	25	6	(34)
Other Mines[3,4]	379	261	63	3	2	50
	$1,712	$846	$323	$44	$44	$455

Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2017	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Barrick Nevada	$921	$277	$252	$6	$8	$378
Turquoise Ridge	26	16	2	—	1	7
Pueblo Viejo[2]	379	120	44	—	7	208
Veladero	115	56	—	3	1	55
Lagunas Norte	126	42	17	2	4	61
Acacia[2]	159	73	24	—	8	54
Pascua-Lama	—	—	2	22	6	(30)
Other Mines[3,4]	434	275	63	2	10	84
	$2,160	$859	$404	$35	$45	$817

Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2018	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Barrick Nevada	$1,199	$481	$287	$10	$8	$413
Turquoise Ridge	159	78	14	—	—	67
Pueblo Viejo[2]	653	260	84	8	1	300
Veladero	212	92	65	2	1	52
Lagunas Norte	185	58	22	2	4	99
Acacia[2]	333	181	47	—	1	104
Pascua-Lama	—	—	5	48	11	(64)
Other Mines[3,4]	761	521	118	6	22	94
	$3,502	$1,671	$642	$76	$48	$1,065

Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2017	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Barrick Nevada	$1,567	$557	$459	$10	$15	$526
Turquoise Ridge	93	46	9	—	1	37
Pueblo Viejo[2]	686	240	84	—	7	355
Veladero	325	158	38	3	1	125
Lagunas Norte	241	79	33	3	6	120
Acacia[2]	391	189	59	—	14	129
Pascua-Lama	—	—	4	44	1	(49)
Other Mines[3,4]	850	511	119	5	17	198
	$4,153	$1,780	$805	$65	$62	$1,441

[1]
Includes accretion expense, which is included within finance costs in the consolidated statement of income. For the three months ended June 30, 2018, accretion expense was $20 million (2017: $17 million) and for the six months ended June 30, 2018, accretion expense was $37 million (2017: $31 million).

[2]
Includes non-controlling interest portion of revenues, cost of sales and segment income for the three months ended June 30, 2018 for Pueblo Viejo $119 million, $70 million, $48 million (2017: $153 million, $64 million, $86 million) and Acacia $63 million, $42 million, $11 million (2017: $57 million, $34 million, $20 million) and for the six months ended June 30, 2018 for Pueblo Viejo $257 million, $136 million, $118 million (2017: $274 million, $125 million, $146 million) and Acacia $120 million, $82 million, $37 million (2017: $141 million, $89 million, $47 million).

[3]	Includes cost of sales of Pierina for the three months ended June 30, 2018 of $30 million (2017: $47 million) and for the six months ended June 30, 2018 of $62 million (2017: $81 million).

[4]
Includes provisional pricing adjustments for the three months ended June 30, 2018 of $6 million losses (2017: $11 million losses) and for six months ended June 30, 2018 of $29 million losses (2017: $19 million losses).

Reconciliation of Segment Income to Income Before Income Taxes

	For the three months ended June 30		For the six months ended June 30
	2018	2017	2018	2017
Segment income	$455	$817	$1,065	$1,441
Other cost of sales/amortization[1]	(7)	(14)	(15)	(34)
Exploration, evaluation and project expenses not attributable to segments	(53)	(46)	(94)	(91)
General and administrative expenses	(93)	(45)	(141)	(117)
Other income (expense) not attributable to segments	(14)	867	(28)	868
Impairment reversals (charges) not attributable to segments	(59)	5	(61)	1,130
Loss on currency translation	(75)	(32)	(90)	(35)
Closed mine rehabilitation	(9)	3	—	(5)
Income from equity investees	10	14	26	25
Finance costs, net (includes non-segment accretion)	(116)	(156)	(232)	(292)
Gain (loss) on non-hedge derivatives[2]	1	(2)	3	2
Income before income taxes	$40	$1,411	$433	$2,892

[1]
Includes all realized hedge gains and losses for the three months ended June 30, 2018 of $1 million losses (2017: $8 million losses) and for the six months ended June 30, 2018 of $2 million losses (2017: $14 million losses).

[2]
Includes unrealized non-hedge gains and losses for the three months ended June 30, 2018 of $nil losses (2017: $nil losses) and for the six months ended June 30, 2018 of $nil losses (2017: $3 million losses).

Capital Expenditures Information

	Segment capital expenditures[1]
	For the three months ended June 30		For the six months ended June 30
	2018	2017	2018	2017
Barrick Nevada	$151	$183	$297	$313
Turquoise Ridge	14	4	27	13
Pueblo Viejo	33	28	71	49
Veladero	33	63	64	113
Lagunas Norte	7	4	10	9
Acacia	25	45	51	91
Pascua-Lama	2	—	11	3
Other Mines	61	67	113	115
Segment total	$326	$394	$644	$706
Other items not allocated to segments	15	9	28	15
Total	$341	$403	$672	$721

[1]
Segment capital expenditures are presented for internal management reporting purposes on an accrual basis. Capital expenditures in the Consolidated Statements of Cash Flow are presented on a cash basis. For the three months ended June 30, 2018, cash expenditures were $313 million (2017: $405 million) and the increase in accrued expenditures was $28 million (2017: $2 million decrease). For the six months ended June 30, 2018, cash expenditures were $639 million (2017: $739 million) and the increase in accrued expenditures was $33 million (2017: $18 million decrease).

Purchase Commitments
At June 30, 2018, we had purchase obligations for supplies and consumables of $2,067 million (December 31, 2017: $1,147 million).

Capital Commitments
In addition to entering into various operational commitments in the normal course of business, we had capital commitments of $132 million at June 30, 2018 (December 31, 2017: $118 million).
Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2018	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Barrick Nevada	$585	$238	$139	$8	$7	$193
Turquoise Ridge	75	40	7	—	—	28
Pueblo Viejo[2]	297	134	43	4	1	115
Veladero	111	47	34	2	1	27
Lagunas Norte	89	31	11	2	2	43
Acacia[2]	176	95	23	—	25	33
Pascua-Lama	—	—	3	25	6	(34)
Other Mines[3,4]	379	261	63	3	2	50
	$1,712	$846	$323	$44	$44	$455

Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2017	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Barrick Nevada	$921	$277	$252	$6	$8	$378
Turquoise Ridge	26	16	2	—	1	7
Pueblo Viejo[2]	379	120	44	—	7	208
Veladero	115	56	—	3	1	55
Lagunas Norte	126	42	17	2	4	61
Acacia[2]	159	73	24	—	8	54
Pascua-Lama	—	—	2	22	6	(30)
Other Mines[3,4]	434	275	63	2	10	84
	$2,160	$859	$404	$35	$45	$817

Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2018	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Barrick Nevada	$1,199	$481	$287	$10	$8	$413
Turquoise Ridge	159	78	14	—	—	67
Pueblo Viejo[2]	653	260	84	8	1	300
Veladero	212	92	65	2	1	52
Lagunas Norte	185	58	22	2	4	99
Acacia[2]	333	181	47	—	1	104
Pascua-Lama	—	—	5	48	11	(64)
Other Mines[3,4]	761	521	118	6	22	94
	$3,502	$1,671	$642	$76	$48	$1,065

Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2017	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Barrick Nevada	$1,567	$557	$459	$10	$15	$526
Turquoise Ridge	93	46	9	—	1	37
Pueblo Viejo[2]	686	240	84	—	7	355
Veladero	325	158	38	3	1	125
Lagunas Norte	241	79	33	3	6	120
Acacia[2]	391	189	59	—	14	129
Pascua-Lama	—	—	4	44	1	(49)
Other Mines[3,4]	850	511	119	5	17	198
	$4,153	$1,780	$805	$65	$62	$1,441

[1]
Includes accretion expense, which is included within finance costs in the consolidated statement of income. For the three months ended June 30, 2018, accretion expense was $20 million (2017: $17 million) and for the six months ended June 30, 2018, accretion expense was $37 million (2017: $31 million).

[2]
Includes non-controlling interest portion of revenues, cost of sales and segment income for the three months ended June 30, 2018 for Pueblo Viejo $119 million, $70 million, $48 million (2017: $153 million, $64 million, $86 million) and Acacia $63 million, $42 million, $11 million (2017: $57 million, $34 million, $20 million) and for the six months ended June 30, 2018 for Pueblo Viejo $257 million, $136 million, $118 million (2017: $274 million, $125 million, $146 million) and Acacia $120 million, $82 million, $37 million (2017: $141 million, $89 million, $47 million).

[3]	Includes cost of sales of Pierina for the three months ended June 30, 2018 of $30 million (2017: $47 million) and for the six months ended June 30, 2018 of $62 million (2017: $81 million).

[4]
Includes provisional pricing adjustments for the three months ended June 30, 2018 of $6 million losses (2017: $11 million losses) and for six months ended June 30, 2018 of $29 million losses (2017: $19 million losses).

Reconciliation of Segment Income to Income Before Income Taxes

	For the three months ended June 30		For the six months ended June 30
	2018	2017	2018	2017
Segment income	$455	$817	$1,065	$1,441
Other cost of sales/amortization[1]	(7)	(14)	(15)	(34)
Exploration, evaluation and project expenses not attributable to segments	(53)	(46)	(94)	(91)
General and administrative expenses	(93)	(45)	(141)	(117)
Other income (expense) not attributable to segments	(14)	867	(28)	868
Impairment reversals (charges) not attributable to segments	(59)	5	(61)	1,130
Loss on currency translation	(75)	(32)	(90)	(35)
Closed mine rehabilitation	(9)	3	—	(5)
Income from equity investees	10	14	26	25
Finance costs, net (includes non-segment accretion)	(116)	(156)	(232)	(292)
Gain (loss) on non-hedge derivatives[2]	1	(2)	3	2
Income before income taxes	$40	$1,411	$433	$2,892

[1]
Includes all realized hedge gains and losses for the three months ended June 30, 2018 of $1 million losses (2017: $8 million losses) and for the six months ended June 30, 2018 of $2 million losses (2017: $14 million losses).

[2]
Includes unrealized non-hedge gains and losses for the three months ended June 30, 2018 of $nil losses (2017: $nil losses) and for the six months ended June 30, 2018 of $nil losses (2017: $3 million losses).

Capital Expenditures Information

	Segment capital expenditures[1]
	For the three months ended June 30		For the six months ended June 30
	2018	2017	2018	2017
Barrick Nevada	$151	$183	$297	$313
Turquoise Ridge	14	4	27	13
Pueblo Viejo	33	28	71	49
Veladero	33	63	64	113
Lagunas Norte	7	4	10	9
Acacia	25	45	51	91
Pascua-Lama	2	—	11	3
Other Mines	61	67	113	115
Segment total	$326	$394	$644	$706
Other items not allocated to segments	15	9	28	15
Total	$341	$403	$672	$721

[1]
Segment capital expenditures are presented for internal management reporting purposes on an accrual basis. Capital expenditures in the Consolidated Statements of Cash Flow are presented on a cash basis. For the three months ended June 30, 2018, cash expenditures were $313 million (2017: $405 million) and the increase in accrued expenditures was $28 million (2017: $2 million decrease). For the six months ended June 30, 2018, cash expenditures were $639 million (2017: $739 million) and the increase in accrued expenditures was $33 million (2017: $18 million decrease).